Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted loss per ordinary share (in Dollars per share)	$ (0.74)	$ (1.12)	$ (1.17)
Weighted average number of ordinary shares outstanding used in computing basic and diluted loss per ordinary share	14,174,422	9,148,143	9,136,600